UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Natural Resources Fund

June 30, 2014 (Unaudited)

Common Stocks--97.6%	Shares		Value ($)
Agricultural Products--9.5%
Archer-Daniels-Midland	52,470		2,314,452
Bunge	12,900		975,756
Monsanto	19,260		2,402,492
			5,692,700
Building Products--1.2%
Owens Corning	18,950		732,986
Construction & Engineering--1.0%
Fluor	7,630		586,747
Diversified Chemicals--1.7%
Eastman Chemical	11,750		1,026,362
Diversified Metals & Mining--7.8%
Freeport-McMoRan Copper & Gold	38,230		1,395,395
Glencore	151,200		842,401
Rio Tinto	43,380		2,426,089
			4,663,885
Fertilizers & Agricultural Chemicals--6.5%
CF Industries Holdings	2,340		562,840
Mosaic	8,280		409,446
Potash Corp of Saskatchewan	63,500		2,410,460
Uralkali, GDR	21,050		485,203
			3,867,949
Forest Products--6.2%
CRH	36,291		931,252
Eagle Materials	13,110		1,236,011
Martin Marietta Materials	6,480	a	855,684
Vulcan Materials	10,620		677,025
			3,699,972
Gold--1.7%
Agnico-Eagle Mines	26,170		1,002,311
Integrated Oil & Gas--6.4%

BP	328,744		2,896,876
Occidental Petroleum	8,830		906,223
			3,803,099
Marine Ports & Services--1.1%
Great Lakes Dredge and Dock	86,150	b	688,338
Oil & Gas Equipment & Services--9.5%
Cameron International	17,760	b	1,202,530
Halliburton	22,566		1,602,412
National Oilwell Varco	10,870		895,144
NOW	1,910	b	69,161
Schlumberger	11,270		1,329,297
Technip	5,240		573,221
			5,671,765
Oil & Gas Exploration & Production--10.1%
Continental Resources	10,790	a,b	1,705,252
EOG Resources	13,800		1,612,668
Noble Energy	15,500		1,200,630
Repsol	56,680		1,494,806
			6,013,356
Oil & Gas Refining & Marketing--11.1%
Anadarko Petroleum	16,500		1,806,255
Eni	65,740		1,798,556
Phillips 66	10,430		838,885
Total	29,750		2,150,082
			6,593,778
Precious Metals & Minerals--10.2%
BHP Billiton	91,200		2,949,110
Franco-Nevada	17,270		991,320
Silver Wheaton	38,760	a	1,018,225
Sumitomo Metal Mining	69,000		1,120,428
			6,079,083
Railroads--2.0%
Union Pacific	11,720		1,169,070
Specialty Chemicals--6.1%
LANXESS	16,410		1,107,669
LyondellBasell Industries, Cl. A	13,160		1,285,074
Praxair	9,350		1,242,054
			3,634,797

Steel--5.5%
ArcelorMittal	103,950	1,541,529
Nucor	35,740	1,760,195
		3,301,724
Total Common Stocks
(cost $51,921,109)		58,227,922

Other Investment--2.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,669,448)	1,669,448 [c]	1,669,448

Investment of Cash Collateral for
Securities Loaned--5.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,238,893)	3,238,893 [c]	3,238,893

Total Investments (cost $56,829,450)	105.8%	63,136,263
Liabilities, Less Cash and Receivables	(5.8%)	(3,471,252)
Net Assets	100.0%	59,665,011

GDR - Global Depository Receipts

a	Security, or portion thereof, on loan. At June 30, 2014, the value of the fund's securities on loan was $3,169,727 and the value of the collateral held by the fund was $3,238,893.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2014, net unrealized appreciation on investments was $6,306,813 of which $6,837,294 related to appreciated investment securities and $530,481 related to depreciated investment securities. At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Oil & Gas Refining & Marketing	11.1
Precious Metals & Minerals	10.2

Oil & Gas Exploration & Production	10.1
Agricultural Products	9.5
Oil & Gas Equipment & Services	9.5
Money Market Investments	8.2
Diversified Metals & Mining	7.8
Fertilizers & Agricultural Chemicals	6.5
Integrated Oil & Gas	6.4
Forest Products	6.2
Specialty Chemicals	6.1
Steel	5.5
Railroads	2.0
Diversified Chemicals	1.7
Gold	1.7
Building Products	1.2
Marine Ports & Services	1.1
Construction & Engineering	1.0
105.8

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:

Australian Dollar,
Expiring
7/1/2014 a	36,005	33,879	33,951	72

British Pound,
Expiring
7/1/2014 a	55,061	93,674	94,231	557

Euro,
Expiring
7/2/2014 b	218,496	298,531	299,187	656

				1,285

Counterparties:

a	Northern Trust
b	Morgan Stanley Dean Witter

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's investments:

	Level 1 -	Level 2 - Other
	Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	32,488,384	-	-	32,488,384
Equity Securities - Foreign Common Stocks+	25,739,538	-	-	25,739,538
Mutual Funds	4,908,341	-	-	4,908,341
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++		1,285

+ See Statement of Investments for additional detailed categorizations.
++Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 21, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)